UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

(Address of principal executive offices)

 (Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900

New York, NY 10019

(Name and address of agent for service)

Copies to:

Stephanie A. Djinis, Esq

Law Offices of Stephanie A. Djinis

1749 Old Meadow Road, Suite 310

McLean, Virginia 22102

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

ADVENT CLAYMORE CONV SECS & INC-PFD

Ticker Symbol:AVK	Cusip Number: 00764C208
Record Date: 9/22/2004	Meeting Date: 10/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

AIM SELECT REAL ESTATE INC- PFD

Ticker Symbol:RRE	Cusip Number: 00888R305
Record Date: 3/23/2005	Meeting Date: 5/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH

AMERITRANS CAPITAL

Ticker Symbol:AMTC	Cusip Number: 03073H207
Record Date: 1/24/2005	Meeting Date: 3/4/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH

ARGAN INC..

Ticker Symbol:AGAX	Cusip Number: 04010E109
Record Date: 5/6/2005	Meeting Date: 6/23/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH

ARROW MAGNOLIA INTL. INC.

Ticker Symbol:ARWM	Cusip Number: 042768101
Record Date: 11/8/2004	Meeting Date: 1/6/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	MERGER APPROVAL	AGAINST	ISSUER	FOR	AGAINST

CADUS CORP.

Ticker Symbol:KDUS	Cusip Number: 127639102
Record Date: 6/10/2004	Meeting Date: 7/21/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

CAPITAL SOUTWEST

Ticker Symbol:CSWC	Cusip Number: 140501107
Record Date: 6/1/2004	Meeting Date: 7/19/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITOR	FOR	ISSUER	FOR	WITH

CATHAY MERCHANT GP.

Ticker Symbol:CMQ	Cusip Number: 14916A101
Record Date: 5/6/2005	Meeting Date: 5/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	SPLIT	ISSUER	FOR	WITH/AGAINST
2	AUDITORS	FOR	ISSUER	FOR	WITH
3	MERGER APPROVAL	FOR	ISSUER	FOR	WITH
4	SPECIAL RESOLUTION	AGAINST	ISSUER	FOR	AGAINST

DEB SHOPS INC.

Ticker Symbol:DEBS	Cusip Number: 242728103
Record Date: 3/31/2005	Meeting Date: 5/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

DELTA APPAREL

Ticker Symbol:DLA	Cusip Number: 247368103
Record Date: 9/17/2004	Meeting Date: 11/11/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	NON EMPLOYEE DIRECTOR STOCK PLAN	FOR	ISSUER	FOR	WITH
3	AUDITORS	FOR	ISSUER	FOR	WITH

DELTA WOODSIDE IND.

Ticker Symbol:DLWI	Cusip Number: 247909203
Record Date: 9/15/2004	Meeting Date: 11/22/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH

EQUIDYNE

Ticker Symbol:CMQ	Cusip Number: 29442R105
Record Date: 8/5/2004	Meeting Date: 9/16/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	INCREASE AUTHORIZED SHARES	AGAINST	ISSUER	FOR	AGAINST
2	SHARE ISSUANCE TO MFC BANCORP	AGAINST	ISSUER	FOR	AGAINST

FIRST UNION REAL ESTATE EQTY & MTG

Ticker Symbol:FUR	Cusip Number: 337400105
Record Date: 3/31/2005	Meeting Date: 5/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH
3	NAME CHANGE	FOR	ISSUER	FOR	WITH

FRIEDMAN IND.

Ticker Symbol:FRD	Cusip Number: 358435105
Record Date: 7/16/2004	Meeting Date: 9/9/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

GOLDEN ENTERPRISES

Ticker Symbol:GLDN	Cusip Number: 381010107
Record Date: 8/6/2004	Meeting Date: 9/23/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

MFC BANCORP

Ticker Symbol:MXBIF	Cusip Number: 55271X202
Record Date: 4/14/2005	Meeting Date: 5/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	SPLIT	ISSUER	FOR	WITH/AGAINST
2	AUDITOR	FOR	ISSUER	FOR	WITH
3	AUDITOR COMPENSATION	FOR	ISSUER	FOR	WITH

MFC BANCORP.

Ticker Symbol:MXBIF	Cusip Number: 55271X202
Record Date: 7/9/2004	Meeting Date: 8/12/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITOR	FOR	ISSUER	FOR	WITH
3	AUDITOR COMPENSATION	FOR	ISSUER	FOR	WITH
4	SPECIAL RESOLUTION	AGAINST	ISSUER	FOR	AGAINST
5	SPECIAL RESOLUTION	AGAINST	ISSUER	FOR	AGAINST

MVC CAPITAL

Ticker Symbol:MVC	Cusip Number: 553829102
Record Date: 2/18/2005	Meeting Date: 4/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

NATIONAL PRESTO

Ticker Symbol:NPK	Cusip Number: 637215104
Record Date: 8/11/2004	Meeting Date: 10/19/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

PIONEER HIGH INC TST- PFD

Ticker Symbol:PHH	Cusip Number: 72369H205
Record Date: 9/17/2004	Meeting Date: 11/10/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

REGENCY AFFILIATES

Ticker Symbol:RAFI	Cusip Number: 758847305
Record Date: 12/2/2004	Meeting Date: 1/18/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
1	AUDITORS	FOR	ISSUER	FOR	WITH

RG BARRY CORP.

Ticker Symbol:RGBC	Cusip Number: 068798107
Record Date: 3/21/2005	Meeting Date: 5/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH

SCPIE HLDGS.

Ticker Symbol:SKP	Cusip Number: 78402P104
Record Date: 3/28/2005	Meeting Date: 5/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

SIFCO IND.

Ticker Symbol:SIF	Cusip Number: 826546103
Record Date: 12/3/2004	Meeting Date: 1/25/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH

TECHNOLOGY SOLUTIONS CO.

Ticker Symbol:TSCC	Cusip Number: 87872T108
Record Date: 3/18/2005	Meeting Date: 5/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH

UNITED RETAIL GP.

Ticker Symbol:URGI	Cusip Number: 911380103
Record Date: 5/5/2005	Meeting Date: 6/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

USA REAL ESTATE INVEST TST

Ticker Symbol:USRE	Cusip Number: 90328G308
Record Date: 3/21/2005	Meeting Date: 5/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

WESTERN ASSET PREMIER BD FD- PFD

Ticker Symbol:WEA	Cusip Number: 957664204
Record Date: 3/15/2005	Meeting Date: 5/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: August 17, 2005

*Print the name and title of each signing officer under his or her signature.